UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07371
CREDIT SUISSE JAPAN EQUITY FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse Japan Equity Fund

Schedule of Investments

January 31, 2005 (unaudited)

	Number of Shares	Value
COMMON STOCKS (99.2%)
Japan (99.2%)
Auto Components (7.0%)
Denso Corp.	55,900	$1,451,565
NHK Spring Company, Ltd.§	257,000	1,775,629
Nok Corp.	54,100	1,552,945
		4,780,139

Automobiles (9.8%)
Honda Motor Company, Ltd.	35,800	1,871,953
Nissan Motor Company, Ltd.§	152,000	1,606,352
Toyota Motor Corp.	82,600	3,216,421
		6,694,726

Banks (13.9%)
Mitsubishi Tokyo Financial Group, Inc.	349	3,301,942
Mizuho Financial Group, Inc.	588	2,835,737
Sumitomo Mitsui Financial Group, Inc.§	480	3,367,613
		9,505,292

Chemicals (5.6%)
Hitachi Chemical Company, Ltd.	91,100	1,558,652
JSR Corp.	35,000	744,578
Shin-Etsu Chemical Company, Ltd.	8,800	347,897
Toray Industries, Inc.	250,000	1,165,917
		3,817,044

Computers & Peripherals (2.1%)
Elpida Memory, Inc.*§	37,800	1,472,466

Diversified Financials (10.3%)
Acom Company, Ltd.	16,940	1,190,268
Matsui Securities Company, Ltd.§	45,600	1,627,341
ORIX Corp.	8,200	1,086,659
Promise Company, Ltd.	39,150	2,757,086
Takefuji Corp.	6,030	423,156
		7,084,510

Electrical Equipment (1.3%)
Eneserve Corp.§	5,600	198,977
Nitto Denko Corp.	12,700	676,163
		875,140

Electronic Equipment & Instruments (8.5%)
Hoya Corp.	9,800	1,010,393
Keyence Corp.	4,100	940,953
Nidec Corp.§	7,700	865,419
Omron Corp.	33,000	797,443
Rohm Company, Ltd.	14,000	1,273,751
TDK Corp.	13,300	924,060
		5,812,019

Food & Drug Retailing (2.0%)
Matsumotokiyoshi Company, Ltd.§	47,100	1,391,126

	Number of Shares	Value
Household Durables (2.6%)
Funai Electric Company, Ltd.	5,000	573,776
Matsushita Electric Industrial Company, Ltd.	79,000	1,173,527
		1,747,303
Insurance (1.9%)
Millea Holdings, Inc.§	92	1,269,823

IT Consulting & Services (0.6%)
Itochu Techno-Science Corp.§	10,500	410,381

Leisure Equipment & Products (2.2%)
Sega Sammy Holdings, Inc.§	22,900	1,476,420

Machinery (6.6%)
Daikin Industries, Ltd.	77,800	2,095,687
Hitachi Construction Machinery Company, Ltd.	23,300	333,366
Kubota Corp.	262,000	1,402,016
SMC Corp.	6,100	712,354
		4,543,423

Metals & Mining (2.8%)
JFE Holdings, Inc.	69,300	1,918,342

Office Electronics (2.2%)
Canon, Inc.	28,800	1,503,960

Oil & Gas (0.3%)
Inpex Corp.	37	184,902

Pharmaceuticals (3.4%)
Fujisawa Pharmaceutical Company, Ltd.	89,800	2,315,214

Real Estate (3.2%)
Mitsui Fudosan Company, Ltd.§	178,000	2,213,754

Road & Rail (1.2%)
West Japan Railway Co.	215	848,922

Software (1.4%)
Fuji Soft ABC, Inc.	30,200	991,746

Specialty Retail (2.8%)
Shimamura Company, Ltd.§	16,000	1,156,827
USS Company, Ltd.	9,360	774,893
		1,931,720

Trading Companies & Distributors (6.2%)
Mitsui & Company, Ltd.§	256,000	2,375,536
Sumitomo Corp.	215,000	1,844,036
		4,219,572

Wireless Telecommunication Services (1.3%)
NTT DoCoMo, Inc.	521	903,744

TOTAL COMMON STOCKS (Cost $50,901,371)		67,911,688

SHORT-TERM INVESTMENTS (25.1%)
State Street Navigator Prime Fund§§	16,288,826	16,288,826

	Par (000)	Value
State Street Bank and Trust Co. Euro Time Deposit, 1.400%, 2/01/05
	$844	844,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,132,826)		17,132,826

TOTAL INVESTMENTS AT VALUE (124.3%) (Cost $68,034,197)		85,044,514

LIABILITIES IN EXCESS OF OTHER ASSETS (-24.3%)		(16,602,504)

NET ASSETS (100.0%)		$68,442,010

*                                         Non-income producing security.

§                                         Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $68,034,198, $17,508,916, $(498,600) and $17,010,316, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE JAPAN EQUITY FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005